Income tax (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Current income tax	$ 23,086	$ 118,681	$ 167,072
Income (loss) before tax	(7,547,787)	(668,831)	232,891
Tax calculated at tax rate @17%	(1,283,124)	(113,701)	39,591
Effect of tax rates in foreign jurisdiction	930,664	0	0
Tax effect on expense not deductible for tax purposes	129,502	197,279	26,701
Income not subject to tax	0	0	(33,198)
Singapore statutory stepped income exemption	0	(17,425)	(17,425)
Utilization of capital allowance	(1,041)	(68)	(2,994)
Recognition of tax effect of previously unrecognized tax losses	(15,809)	0	0
Deferred tax assets on temporary differences not recognized	239,808	250,371	154,397
Under provision of current taxation in respect of prior year	23,086	(197,775)	0
Tax charge	$ 23,086	$ 118,681	$ 167,072